Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Inventories	Note 6. Inventories

(in millions)	March 31, 2012	December 31, 2011
Finished goods	$191	$168
Work in process	37	31
Raw materials	237	227

Total inventories, net	$465	$426

Note 5. Inventories

(in millions)	2011	2010
Finished goods	$168	$166
Work in process	31	32
Raw materials	227	191

Total inventories, net	$426	$389